Significant Accounting Policies - Summary of Initial Application of Standards or Interpretations (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Shareholders Equity	€ 12,071		€ 23,813
Revaluation surplus	€ (4,477)		€ 6,442
Initial Adoption of IFRS 9 and IFRS 17 [member]
Disclosure of initial application of standards or interpretations [line items]
Shareholders Equity		€ 11,200
Revaluation surplus		(2,600)
Initial Adoption of IFRS 9 and IFRS 17 [member] | Previously reported [member]
Disclosure of initial application of standards or interpretations [line items]
Shareholders Equity		23,800
Revaluation surplus		6,400
Initial Adoption of IFRS 9 and IFRS 17 [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of initial application of standards or interpretations [line items]
Shareholders Equity		(12,600)
Revaluation surplus		€ (9,000)